Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Jun. 30, 2016	Jun. 27, 2008	Jun. 23, 2008
Summary of Investment Holdings [Line Items]
Proceeds from issuance of shares			¥ 0	$ 0	¥ 0	¥ 603,980
American Depositary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering		8,993,000
Proceeds from issuance of shares | $		$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering	2,424,801
Proceeds from issuance of shares | $	$ 97,344
Class A Ordinary Shares [Member]
Summary of Investment Holdings [Line Items]
Shares converted into Class A ordinary shares from Class B ordinary shares during the period			61,824,328	61,824,328	0	6,964,612
Ordinary shares outstanding		36,347,496	115,297,224		51,230,242		115,297,224
Class A Ordinary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering		8,993,000
Advertising Services [Member]
Summary of Investment Holdings [Line Items]
Minimum years track record in principal business			2 years	2 years
VIE Structure Concentration Risk [Member] | Net Revenues [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			5.50%	5.50%	7.80%	69.10%
VIE Structure Concentration Risk [Member] | Assets, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			19.30%	19.30%	24.10%
VIE Structure Concentration Risk [Member] | Liabilities, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			10.50%	10.50%	6.20%
Consolidated VIEs [Member]
Summary of Investment Holdings [Line Items]
Amounts due from PRC subsidiaries			¥ 887,932		¥ 310,096		$ 127,889
Inter-company balances between VIE and WFOE and Autohome HK			¥ 761,583		¥ 275,061		$ 109,691
Exclusive technical consulting and service agreements [Member]
Summary of Investment Holdings [Line Items]
Term of agreement			30 years	30 years
Extension option in agreement term			10 years	10 years
Telstra Holdings Pty Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent									55.00%	100.00%
Selling Shareholders of Cheerbright, China Topside and Norstar [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by selling shareholders									45.00%
Ping An Insurance (Group) Company of China Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent			47.20%				47.20%	47.40%